Fair Value Measurements (Details 1) - Landsea Homes [Member] - USD ($)		Sep. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Liabilities:
Notes receivable from lot sales	[1]			$ 25,000		$ 17,475,000
Construction loans	[3]	$ 80,207,000	[2]	92,640,000	[2]	65,157,000	[1]
Revolving credit facility	[2],[3]	143,362,000		8,680,000		50,793,000	[1]
EB-5 notes payable	[4]	86,713,000		95,010,000		83,796,000
Loan payable		4,265,000
Level 2 [Member]
Liabilities:
Notes receivable from lot sales	[1]			25,000		17,475,000
Construction loans	[3]	80,207,000	[2]	92,640,000	[2]	65,157,000	[1]
Revolving credit facility	[2],[3]	143,362,000		8,680,000		50,793,000	[1]
EB-5 notes payable	[4]	86,713,000		95,010,000		$ 83,796,000
Loan payable		$ 4,265,000

[1]	Carrying amount approximates fair value due to short-term nature.
[2]	Carrying amount approximates fair value due to the variable interest rate terms of these loans.
[3]	Carrying amount is net of any discount/premium and deferred financing costs.
[4]	Carrying amount approximates fair value due to recent issuances of EB-5 debt having similar characteristics, including interest rate.